Other operating expense, net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other operating expense, net
33	Other operating expenses, net
	12.31.2020	12.31.2019	12.31.2018
		(Recasted)	(Recasted)
Depreciation and amortization - Commercial Aviation (Note 1.1.1)	(101.2)	—	—
Carve-Out Expenses (i)	(82.8)	(111.3)	—
Restructuring expenses (ii)	(69.2)	—	—
Costs with personnel (iii)	(44.8)	—	—
Corporate projects	(56.4)	(129.0)	(83.4)
Impairment of assets (Note 18)	4.2	(104.4)	(99.5)
Taxes on other sales	(20.3)	(29.5)	(27.5)
Expenses system project	(6.7)	(12.9)	(19.7)
Training and development	(4.7)	(6.8)	(8.7)
Fair value changes - Republic Airways shares (Note 1.1.2)	(4.1)	0.7	—
Flight safety standards	(3.1)	(4.7)	(4.4)
Aircraft maintenance and flights costs - fleet	(2.8)	(2.1)	(3.3)
Product modification	(2.5)	(2.4)	—
Additional losses with financial guarantees exercised	(5.9)	—	—
Provision for contingencies	(0.3)	(8.1)	(12.0)
Contractual fines	(3.9)	(3.5)	(2.9)
Other sales	6.2	8.3	8.8
Royalties	7.0	15.9	15.3
Reversal of tax provisions	8.1	26.8	—
Contractual fines revenue	15.1	31.0	35.4
Recovery of expenses	12.7	26.2	11.7
Others	(19.3)	(41.0)	(9.2)

	(374.7)	(346.8)	(199.4)

(i)
Refer to separation costs incurred in the internal carve-out of assets and liabilities related to the Commercial Aviation and related services business units as part of the now terminated transaction with Boeing (Note 1.1.1).

(ii)
Restructuring expenses refers to expenses incurred by the Company as part of the voluntary dismissal plans for specific group of employees in Brazil and reduction work force, as disclosed on Note 1.1.2.

(iii)	Refer to costs with personnel incurred as a result of the impacts caused by the COVID-19 pandemic, including paid leave and expenses with temporary furloughs (lay-off).